Financial Instruments - Summary of Financial Assets Measured at Level 3 Fair Value (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of fair value measurement of assets [line items]
Beginning Balance	$ 741,060,069
Net increase (decrease) in trade receivables	(11,899,300)	$ (379,321)	$ (14,331,791)	$ 15,868,810
Ending Balance	889,499,758	28,355,108	741,060,069
Available-for-sale [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	23,221,298	740,238	9,906,607	9,565,566
Recognized in profit or loss	119,211	3,800	(343,820)	(83,352)
Recognized in other comprehensive income (Unrealized gains (losses) on financial assets at FVTOCI)	(225,266)	(7,181)	(26,543)	199,107
Recognized in other comprehensive income (Effects of foreign currency exchange)	(640,470)	(20,417)	476,406	6,658
Net increase (decrease) in trade receivables	(349,704)	(11,147)	2,062,310	6,012,850
Effects of foreign currency exchange		11
Trade receivables factored			(1,167,287)	(5,778,078)
Transferred out of Level 3			(53,360)
Acquisition through business combinations	357
Reclassification	30,639	977
Purchases	2,805,240	89,425	12,691,798	883,774
Disposals	(1,934,242)	(61,658)	(324,813)	(870,346)
Ending Balance	23,027,063	734,048	23,221,298	9,906,607
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | Disposal of subsidiary [member]
Disclosure of fair value measurement of assets [line items]
Disposals				(29,572)
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | FVTPL equity instrument [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	2,366,866	75,450	2,543,975	2,666,264
Recognized in profit or loss	196,009	6,248	(352,120)	(83,239)
Recognized in other comprehensive income (Unrealized gains (losses) on financial assets at FVTOCI)		0
Recognized in other comprehensive income (Effects of foreign currency exchange)	(95,920)	(3,058)	137,556	5,053
Net increase (decrease) in trade receivables		0
Effects of foreign currency exchange		0
Reclassification	30,639	977
Purchases	194,150	6,189	177,813	637,767
Disposals	(273,434)	(8,716)	(140,358)	(681,870)
Ending Balance	2,418,310	77,090	2,366,866	2,543,975
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | FVTPL debt instrument [member]
Disclosure of fair value measurement of assets [line items]
Net increase (decrease) in trade receivables			1,167,287	5,778,078
Trade receivables factored			(1,167,287)	(5,778,078)
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | FVTPL hybrid instruments [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	435,205	13,873	61,410
Recognized in profit or loss	(76,798)	(2,448)	8,300	(113)
Recognized in other comprehensive income (Unrealized gains (losses) on financial assets at FVTOCI)		0
Recognized in other comprehensive income (Effects of foreign currency exchange)	(4,818)	(154)	2,270
Net increase (decrease) in trade receivables		0
Effects of foreign currency exchange		0
Reclassification		0
Purchases	2,132,740	67,987	363,225	61,523
Disposals	(1,627,700)	(51,887)
Ending Balance	858,629	27,371	435,205	61,410
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | FVOCI equity instruments [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	12,860,959	409,976	620,831	436,876
Recognized in profit or loss		0
Recognized in other comprehensive income (Unrealized gains (losses) on financial assets at FVTOCI)	(207,646)	(6,619)	(9,397)	215,914
Recognized in other comprehensive income (Effects of foreign currency exchange)	(539,732)	(17,205)	336,580	1,605
Net increase (decrease) in trade receivables		0
Effects of foreign currency exchange		11
Transferred out of Level 3			(53,360)
Acquisition through business combinations	357
Reclassification		0
Purchases	478,350	15,249	12,150,760	184,484
Disposals	(33,108)	(1,055)	(184,455)	(188,476)
Ending Balance	12,559,180	400,357	12,860,959	620,831
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | FVOCI equity instruments [member] | Disposal of subsidiary [member]
Disclosure of fair value measurement of assets [line items]
Disposals				(29,572)
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | FVOCI debt instruments [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	7,558,268	240,939	6,680,391	6,462,426
Recognized in profit or loss		0
Recognized in other comprehensive income (Unrealized gains (losses) on financial assets at FVTOCI)	(17,620)	(562)	(17,146)	(16,807)
Recognized in other comprehensive income (Effects of foreign currency exchange)		0
Net increase (decrease) in trade receivables	(349,704)	(11,147)	895,023	234,772
Effects of foreign currency exchange		0
Reclassification		0
Purchases		0
Disposals		0
Ending Balance	$ 7,190,944	$ 229,230	$ 7,558,268	$ 6,680,391